Commitments and Contingencies (Details) - USD ($)				12 Months Ended
	Sep. 21, 2023	Mar. 18, 2019	Aug. 06, 2013	Dec. 31, 2024
Loss Contingencies [Line Items]
Royality payment arrangement event to transfer consideration				In consideration of the license and rights granted by Shah Investor, Semnur agreed to pay royalties (i) at the rate of 1.5% of the Net Sales for Annual Net Sales (each as defined therein) up to $250,000,000 and (ii) at the rate of 2.5% of the Net Sales for Annual Net Sales of $250,000,000 and above,
Principal amount	$ 101,900,000
Senior Secured Promissory Note [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount	$ 101,875,000,000
Legacy Semnur Merger Agreement [Member]
Loss Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements, Cumulative net sales threshold		$ 250,000,000
Legacy Semnur Merger Agreement [Member] | Milestones Achievement [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements range of outcomes value high		280,000,000
Legacy Semnur Merger Agreement [Member] | New Drug Application First Approval [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements		40,000,000
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales One Hundred Million Dollars [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements		20,000,000
Asset acquisition, contingent consideration arrangements, Cumulative net sales threshold		100,000,000
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales Five Hundred Million Dollars [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements		50,000,000
Asset acquisition, contingent consideration arrangements, Cumulative net sales threshold		500,000,000
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales Two Hundred And Fifty Million Dollar [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements		20,000,000
Legacy Semnur Merger Agreement [Member] | Cumulative Net Sales Seven Hundred And Fifty Million Dollars [Member]
Loss Contingencies [Line Items]
Asset acquisition contingent consideration arrangements		150,000,000
Asset acquisition, contingent consideration arrangements, Cumulative net sales threshold		$ 750,000,000
Shah Assignment Agreement [Member] | Net Sales for Annual Net Sales at the Rate of One Point Five Percentage [Member]
Loss Contingencies [Line Items]
Asset acquisition, contingent consideration arrangements, Cumulative net sales threshold			$ 250,000,000
Percentage of contingent consideration of net sales			1.50%
Contingent consideration arrangements, cumulative net sales threshold			$ 250,000,000
Shah Assignment Agreement [Member] | Net Sales for Annual Net Sales at the Rate of Two Point Five Percentage [Member]
Loss Contingencies [Line Items]
Percentage of contingent consideration of net sales			2.50%
Contingent consideration arrangements, cumulative net sales threshold			$ 250,000,000
Semnur Merger Agreement [Member]
Loss Contingencies [Line Items]
Registration payment arrangement, maximum potential consideration				$ 280,000
Registration payment arrangement, event to transfer consideration				(i) a $20.0 million payment upon the achievement of $100.0 million in cumulative net sales of a Semnur product, (ii) a $20.0 million payment upon the achievement of $250.0 million in cumulative net sales of a Semnur product, (iii) a $50.0 million payment upon the achievement of $500.0 million in cumulative net sales of a Semnur product, and (iv) a $150.0 million payment upon the achievement of $750.0 million in cumulative net sales of a Semnur product.